Note 9 - Income Tax Provision (Details Textual) - CAD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2022	Apr. 30, 2021
Statement Line Items [Line Items]
Tax income (expense)	$ 1,847		$ 2,196		$ 3,909	$ 4,184
Applicable tax rate		27.00%		27.00%